Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instrument Outstanding [Table Text Block]
	Contract Amount
	2015	2014

Commitments to Extend Credit	$67,889,000	$68,742,000
Standby Letters of Credit	1,588,212	1,762,000